Consolidated statement of equity - CAD ($) $ in Thousands	Total	Equity Attributable to Controlling Interests	Common shares	Preferred Shares (Note 26)	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)	AOCI Attributable to Parent	Equity Attributable to Non-Controlling Interests
Balance at beginning of year at Dec. 31, 2020			$ 24,488,000	$ 3,980,000	$ 2,000	$ 5,367,000	$ (2,439,000)	$ 1,682,000
Shares issued:
Exercise of stock options			165,000
Acquisition of TC PipeLines, LP, net of transaction costs (Note 24)	$ 2,063,000		2,063,000		(398,000)		353,000	(1,563,000)
Issuance of stock options, net of exercises					(6,000)
Keystone XL project-level credit facility retirement and issuance of Class C Interests (Note 7)	737,000				737,000
Repurchase of redeemable non-controlling interest (Note 7)					394,000
Net income (loss) attributable to controlling interests	1,955,000					1,955,000
Common share dividends						(3,409,000)
Preferred share dividends						(133,000)
Redemption of shares				(493,000)		(7,000)
Other comprehensive income (loss) attributable to controlling interests	642,000						652,000
Net income (loss) attributable to non-controlling interests	(91,000)							90,000
Other comprehensive income (loss) attributable to non-controlling interests								(10,000)
Distributions declared to non-controlling interests								(74,000)
Balance at end of year at Dec. 31, 2021	33,396,000	$ 33,271,000	26,716,000	3,487,000	729,000	3,773,000	(1,434,000)	125,000
Shares issued:
Dividend reinvestment and share purchase plan			342,000
Exercise of stock options			183,000
Under public offering, net of issue costs			1,754,000
Issuance of stock options, net of exercises					(7,000)
Net income (loss) attributable to controlling interests	748,000					748,000
Common share dividends						(3,595,000)
Preferred share dividends						(95,000)
Redemption of shares				(988,000)		(12,000)
Other comprehensive income (loss) attributable to controlling interests	2,397,000						2,389,000
Net income (loss) attributable to non-controlling interests	(37,000)							37,000
Other comprehensive income (loss) attributable to non-controlling interests								8,000
Distributions declared to non-controlling interests								(44,000)
Balance at end of year at Dec. 31, 2022	34,116,000	33,990,000	28,995,000	2,499,000	722,000	819,000	955,000	126,000
Shares issued:
Dividend reinvestment and share purchase plan			1,003,000
Exercise of stock options			4,000
Issuance of stock options, net of exercises					9,000
Disposition/impact of equity interest, net of transaction costs					(3,537,000)			9,451,000
Reclassification of additional paid-in capital deficit to retained earnings (accumulated deficit)					2,806,000	(2,806,000)
Net income (loss) attributable to controlling interests	2,922,000					2,922,000
Common share dividends						(3,839,000)
Preferred share dividends						(93,000)
Other comprehensive income (loss) attributable to controlling interests	(1,272,000)						(379,000)
Impact of non-controlling interest (Note 24)							(527,000)
Non-controlling interests on acquisition of Texas Wind Farms (Note 24)								222,000
Net income (loss) attributable to non-controlling interests	(146,000)							146,000
Other comprehensive income (loss) attributable to non-controlling interests								(366,000)
Distributions declared to non-controlling interests								(124,000)
Balance at end of year at Dec. 31, 2023	$ 39,008,000	$ 29,553,000	$ 30,002,000	$ 2,499,000	$ 0	$ (2,997,000)	$ 49,000	$ 9,455,000